Condensed Consolidated and Combined Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Parent Company Investment	Noncontrolling Interests	Class A common stock	Class B common stock
Balance at beginning of the period at Dec. 31, 2010	$ 147,351			$ (531)	$ 147,882
Changes in Parent Company Equity (Deficit)
Net income (loss)	(8,530)
Net cash distributions to Parent	(52,427)				(52,427)
Equity-based compensation	24,371				24,371
Equity-based contributions to joint venture and global advisory board	1,227				1,227
Other comprehensive income	183			183
Balance at end of the period at Dec. 31, 2011	112,175			(348)	112,523
Changes in Parent Company Equity (Deficit)
Net income (loss)	35,222
Net cash distributions to Parent	67,284				67,284
Equity-based compensation	41,224				41,224
Equity-based contributions to joint venture and global advisory board	3,692				3,692
Other comprehensive income	511			511
Balance at end of the period at Dec. 31, 2012	260,108			163	259,945
Changes in Parent Company Equity (Deficit)
Net income (loss)	36,297				36,297
Net cash distributions to Parent	(70,283)				(70,283)
Equity-based compensation	34,810				34,810
Equity-based contributions to joint venture and global advisory board	1,675				1,675
Other comprehensive income	356			356
Balance at end of the period at Sep. 30, 2013	262,963			519	262,444
Balance at beginning of the period at Dec. 31, 2012	260,108			163	259,945
Changes in Parent Company Equity (Deficit)
Net income (loss)	70,225
Net cash distributions to Parent	(73,503)				(73,503)
Equity-based compensation	48,539				48,539
Equity-based contributions to joint venture and global advisory board	2,481				2,481
Other comprehensive income	763			763
Balance at end of the period at Dec. 31, 2013	309,370			926	308,444
Changes in Parent Company Equity (Deficit)
Issuance of common stock	500	138						362
Issuance of common stock (in shares)								36,158,698
Net income (loss)	29,768				29,768
Net cash distributions to Parent	(80,983)				(80,983)
Equity-based compensation	13,834				13,834
Equity-based contributions to joint venture and global advisory board	1,223				1,223
Pre-offering distribution to partners	(195,017)				(195,017)
Other non-cash distributions	(1,105)				(1,105)
Establishment of deferred tax asset related to reorganization	3,261	3,261
Other comprehensive income	1			1
Reorganization of equity structure		12,475			(76,164)	63,612	77
Reorganization of equity structure (in shares)							7,699,851
Balance at end of the period at Apr. 21, 2014	80,852	15,874		927		63,612	77	362
Balance at end of the period (in shares) at Apr. 21, 2014							7,699,851	36,158,698
Balance at beginning of the period at Dec. 31, 2013	309,370
Changes in Parent Company Equity (Deficit)
Issuance of common stock (in shares)								36,158,698
Net income (loss)	(5,733)
Balance at end of the period at Sep. 30, 2014	174,688							362
Balance at end of the period (in shares) at Sep. 30, 2014								36,149,180
Balance at beginning of the period at Apr. 21, 2014	80,852	15,874		927		63,612	77	362
Balance at beginning of the period (in shares) at Apr. 21, 2014							7,699,851	36,158,698
Changes in Parent Company Equity (Deficit)
Issuance of common stock	162,107	162,032					75
Issuance of common stock (in shares)							7,483,442
Net income (loss)	(35,501)		(12,510)			(22,991)
Distributions of IPO proceeds to partners	(139,429)	(139,429)
Equity-based compensation	98,892	33,185				65,706	1
Equity-based compensation (in shares)							77,693
Equity-based contributions to joint venture and global advisory board	5,815	5,692				123
Increase in deferred tax asset related to IPO	1,302	1,302
Initial establishment of deferred tax assets, net of amounts payable under tax receivable agreement	10,854	10,854
Tax benefit related to settlement of appreciation units	4,308	4,308
Other comprehensive income	(1,443)			(406)		(1,037)
Dividends and distributions	(10,894)	437	(3,007)			(8,324)
Other	(2,175)	112				(2,287)
Other (in shares)							(180)	(9,518)
Balance at end of the period at Sep. 30, 2014	$ 174,688	$ 94,367	$ (15,517)	$ 521		$ 94,802	$ 153	$ 362
Balance at end of the period (in shares) at Sep. 30, 2014							15,260,806	36,149,180